CONSOLIDATED BALANCE SHEETS (USD $) In Millions, unless otherwise specified	Feb. 02, 2013	Mar. 03, 2012	Feb. 26, 2011	Feb. 27, 2010
CURRENT LIABILITIES
Contingencies and Commitments (Note 15)
Scenario, Previously Reported [Member]
CURRENT ASSETS
Cash and cash equivalents	1,826	1,199	1,103	1,826
Receivables	2,704	2,288
Merchandise inventories	6,571	5,731
Other current assets	946	1,079
Total current assets	12,047	10,297
Property and Equipment
Land and buildings	756	775
Leasehold improvements	2,386	2,367
Fixtures and equipment	5,120	4,981
Property under capital lease	113	129
Property, Plant and Equipment, Gross	8,375	8,252
Less accumulated depreciation	5,105	4,781
Net property and equipment	3,270	3,471	3,823
GOODWILL	528	1,335	2,454	2,452
TRADENAMES, NET	131	130
CUSTOMER RELATIONSHIPS, NET	203	229
EQUITY AND OTHER INVESTMENTS	86	140
OTHER ASSETS	522	403
TOTAL ASSETS	16,787	16,005	17,849
CURRENT LIABILITIES
Accounts payable	6,951	5,364
Unredeemed gift card liabilities	428	456
Accrued compensation and related expenses	520	539
Accrued liabilities	1,639	1,685
Accrued income taxes	129	288
Short-term debt	596	480
Current portion of long-term debt	547	43
Total current liabilities	10,810	8,855
LONG-TERM LIABILITIES	1,109	1,099
LONG-TERM DEBT	1,153	1,685
Best Buy Co., Inc. Shareholders’ Equity
Preferred stock, $1.00 par value: Authorized - 400,000 shares; Issued and outstanding - none	0	0
Common stock, $0.10 par value: Authorized — 1.0 billion shares; Issued and outstanding — 338,276,000 and 341,400,000 shares, respectively	34	34
Additional paid-in capital	54	0
Retained earnings	2,861	3,621
Accumulated other comprehensive income	112	90
Total Best Buy Co., Inc. shareholders' equity	3,061	3,745
Noncontrolling interests	654	621
Total equity	3,715	4,366	7,292	6,964
TOTAL LIABILITIES AND EQUITY	$ 16,787	$ 16,005